Other expenses (Details) - Schedule of other expenses - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other expenses [Abstract]
Foreign exchange loss	€ 667
Total other expenses	€ 667